Condensed Consolidated Statements of Convertible Preferred Stock and Changes in Stockholders’ (Deficit) Equity - USD ($)	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2018	$ 38,257,039	$ 83	$ 2,773,470	$ (49,775,915)	$ (48,303)	$ (47,050,665)
Balance (in Shares) at Dec. 31, 2018	8,050,502	829,938
Conversion of bridge loan to Series B convertible preferred stock	$ 2,609,321
Conversion of bridge loan to Series B convertible preferred stock (in Shares)	1,281,631
Beneficial conversion feature related to convertible notes payable	$ 1,078,769
Issuance of Series B convertible preferred stock, net of issuance costs	$ 11,937,331
Issuance of Series B convertible preferred stock, net of issuance costs (in Shares)	5,306,910
Repurchase of common stock
Repurchase of common stock (in Shares)		(346)
Exercise of common stock options			3,533			3,533
Exercise of common stock options (in Shares)		3,913
Stock-based compensation expense			397,099			397,099
Foreign currency translation adjustment					6,903	6,903
Net loss				(18,498,341)		(18,498,341)
Balance at Dec. 31, 2019	$ 53,882,460	$ 83	3,174,102	(68,274,256)	(41,400)	(65,141,471)
Balance (in Shares) at Dec. 31, 2019	14,639,043	833,505
Issuance of Series B convertible preferred stock, net of issuance costs	$ 401,000
Issuance of Series B convertible preferred stock, net of issuance costs (in Shares)	173,752
Exercise of common stock options			2,000			2,000
Exercise of common stock options (in Shares)		1,924
Stock-based compensation expense			97,000			97,000
Foreign currency translation adjustment					(1,000)	(1,000)
Net loss				(4,738,000)		(4,738,000)
Balance at Mar. 31, 2020	$ 54,283,000		3,273,000	(73,012,000)	(42,000)	(69,781,000)
Balance (in Shares) at Mar. 31, 2020	14,812,795	835,429
Balance at Dec. 31, 2019	$ 53,882,460	$ 83	3,174,102	(68,274,256)	(41,400)	(65,141,471)
Balance (in Shares) at Dec. 31, 2019	14,639,043	833,505
Issuance of Series B convertible preferred stock, net of issuance costs	$ 400,504
Issuance of Series B convertible preferred stock, net of issuance costs (in Shares)	173,752
Conversion of convertible preferred stock to common stock	$ (54,242,464)	$ 1,480	54,240,984			54,242,464
Conversion of convertible preferred stock to common stock (in Shares)	(14,804,274)	14,804,274
Reclassification of convertible preferred stock warrant liability			5,230,687			5,230,687
Payment to unaccredited investors upon consummation of the Merger	$ (40,500)	$ (18)	(546,183)			(546,201)
Payment to unaccredited investors upon consummation of the Merger (in Shares)	(8,521)	(183,510)
Issuance of common stock to former stockholders of Malo Holdings Corporation		$ 217	(52,261)			(52,044)
Issuance of common stock to former stockholders of Malo Holdings Corporation (in Shares)		2,166,667
Sale of common stock in private placement		$ 914	24,255,180			24,256,094
Sale of common stock in private placement (in Shares)		9,138,855
Exercise of common stock options		$ 10	80,477			80,487
Exercise of common stock options (in Shares)		100,059
Stock-based compensation expense			668,072			668,072
Foreign currency translation adjustment					(10,762)	(10,762)
Net loss				(15,603,716)		(15,603,716)
Balance at Dec. 31, 2020		$ 2,686	87,051,058	(83,877,972)	(52,162)	3,123,610
Balance (in Shares) at Dec. 31, 2020		26,859,850
Balance at Mar. 31, 2020	$ 54,283,000		3,273,000	(73,012,000)	(42,000)	(69,781,000)
Balance (in Shares) at Mar. 31, 2020	14,812,795	835,429
Stock-based compensation expense			295,000			295,000
Foreign currency translation adjustment					(11,000)	(11,000)
Net loss				(2,959,000)		(2,959,000)
Balance at Jun. 30, 2020	$ 54,283,000		3,568,000	(75,971,000)	(53,000)	(72,456,000)
Balance (in Shares) at Jun. 30, 2020	14,812,795	835,429
Balance at Dec. 31, 2020		$ 2,686	87,051,058	(83,877,972)	(52,162)	3,123,610
Balance (in Shares) at Dec. 31, 2020		26,859,850
Issuance of common stock warrants			395,000			395,000
Issuance of common stock in connection with exercise of warrants			4,000			4,000
Issuance of common stock in connection with exercise of warrants (in Shares)		4,208
Stock-based compensation expense			384,000			384,000
Foreign currency translation adjustment					4,000	4,000
Net loss				(4,904,000)		(4,904,000)
Balance at Mar. 31, 2021		$ 3,000	87,834,000	(88,782,000)	(48,000)	(993,000)
Balance (in Shares) at Mar. 31, 2021		26,864,058
Balance at Dec. 31, 2020		$ 2,686	87,051,058	(83,877,972)	(52,162)	3,123,610
Balance (in Shares) at Dec. 31, 2020		26,859,850
Issuance of common stock to former stockholders of Malo Holdings Corporation						7,000
Issuance of common stock to former stockholders of Malo Holdings Corporation (in Shares)		2,166,667
Balance at Jun. 30, 2021		$ 3,000	88,773,000	(93,419,000)	(49,000)	(4,692,000)
Balance (in Shares) at Jun. 30, 2021		27,110,934
Balance at Mar. 31, 2021		$ 3,000	87,834,000	(88,782,000)	(48,000)	(993,000)
Balance (in Shares) at Mar. 31, 2021		26,864,058
Issuance of common stock to service provider			600,000			600,000
Issuance of common stock to service provider (in Shares)		120,000
Exercise of common stock options			100,000			100,000
Exercise of common stock options (in Shares)		126,876
Stock-based compensation expense			239,000			239,000
Foreign currency translation adjustment					(1,000)	(1,000)
Net loss				(4,637,000)		(4,637,000)
Balance at Jun. 30, 2021		$ 3,000	$ 88,773,000	$ (93,419,000)	$ (49,000)	$ (4,692,000)
Balance (in Shares) at Jun. 30, 2021		27,110,934